Operating segment and geographic data - Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segment and geographic data
Depreciation and amortization	$ 1,101	$ 1,135	$ 1,160
Capital expenditure	949	831	876
Total assets	43,262	39,202	41,072
Electrification Products
Operating segment and geographic data
Depreciation and amortization	315	348	364
Capital expenditure	218	215	228
Total assets	10,278	9,881	9,955
Robotics and Motion
Operating segment and geographic data
Depreciation and amortization	216	249	246
Capital expenditure	118	112	126
Total assets	8,061	7,943	8,600
Industrial Automation
Operating segment and geographic data
Depreciation and amortization	114	76	80
Capital expenditure	71	53	57
Total assets	7,239	4,184	4,586
Power Grids
Operating segment and geographic data
Depreciation and amortization	239	242	259
Capital expenditure	171	172	150
Total assets	9,017	8,623	9,032
Corporate and Other
Operating segment and geographic data
Depreciation and amortization	217	220	211
Capital expenditure	371	279	315
Total assets	$ 8,667	$ 8,571	$ 8,899